Marketable Securities - Disclosure of Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Marketable Securities Disclosure [Abstract]
Balance, beginning of year	$ 21,926	$ 83,724
Acquisition (note 5(c))	876	0
Additions	0	3,755
Dispositions	(13,319)	0
Change in fair value recognized in profit or loss	(9,258)	(65,553)
Balance, end of period	$ 225	$ 21,926